UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  [811-05037]

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave, 4th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2012

Item 1. Report to Stockholders.

Annual Report

DECEMBER 31, 2012

Copyright © 2012 Jordan Opportunity Fund

Table of Contents

A Message to Our Shareholders	2

Sector Allocation	5

Expense Example	5

Performance Chart and Analysis	7

Schedule of Investments	9

Statement of Assets and Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Financial Highlights	14

Notes to Financial Statements	15

Report of Independent Registered Public Accounting Firm	23

Approval of Investment Advisory Agreement and
Investment Sub-Advisory Agreement	24

Trustees and Executive Officers	27

Additional Information	31

JORDAN OPPORTUNITY FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2012

Dear Fellow Shareholder:

2012 was a positive year of double digit returns for the Jordan Opportunity Fund.  For the year of 2012, the S&P 500® Index was up 16.00% and the Fund was up 14.39%.*  Coming off a lackluster year for equities in 2011, the markets gained significant ground in the first half of the year, and continued to climb despite an abundance of dramatic crises and worries which included the U.S. presidential election, the Eurozone sovereign crisis, the slowing growth in emerging markets, the continuing trauma in Egypt and Syria, and the escalating conflict over the U.S. fiscal cliff.

Economic momentum in Europe and the rest of the world was weak due to continuing austerity in Europe and the slowdown in growth in emerging economies.  The poor performance of commodities in 2012 is symptomatic of the weak economic conditions experienced throughout the year.   High unemployment and debt levels in Europe and other developed economies were persistent economic headwinds throughout the year, but European economies appear to be bottoming, helped by monetary stimulus and rising equity markets.

The fund fared well during the year, specifically posting strong gains during the final months of 2012.  Holdings in our mobile computing & next generation technology investments such as eBay Inc (EBAY) and Apple Inc (AAPL) contributed to performance throughout the year.  We continue to remain very positive on the developers of leading mobile devices and their components, but have expanded our investments into the companies that will benefit as internet traffic shifts from desktop to mobile.  The companies with most dominant online properties (highest number of users, page views, reviews, etc) have already won the war on the desktop.  The key to continuing their success will be finding ways to generate similar margins on page views from smart phones and tablets.  We believe the winners will be companies with the ‘stickiest’ user bases, those with the highest number of members and/or reviews within their networks.

The funds media-video content providers were also strong performers throughout most of 2012.  Stocks such as Time Warner Inc (TWX), Discovery Communications Inc (DISCA), and CBS Corp (CBS) were all top contributors to the fund in 2012.  Although we trimmed some of our positions within media in the fourth quarter, taking profits in relative outperformers and shifting exposure back towards companies with more leverage to the early part of the financial cycle, we still remain confident in the long term growth prospects of the theme.

JORDAN OPPORTUNITY FUND
A MESSAGE TO OUR SHAREHOLDERS (Continued)
DECEMBER 31, 2012

Leading hotel & lodging operators were also positive drivers during 2012.  Companies such as Marriott International Inc (MAR), Wyndham Worldwide (WYN), and Starwood Hotels & Resorts (HOT) were all solid contributors to the Fund in 2012, and continue to be key holdings in the fund.

Looking forward to 2013, we have turned more positive on many foreign economies, and we have added to our weighting in financials (including shifting towards companies with more international revenues), and initiated positions in global automobile manufacturers and their component suppliers.  We believe that International banks and brokers will benefit from improved loan growth, higher asset prices, and increased levels of mergers and acquisitions, as companies put high cash balances to work throughout 2013.  We are still focusing on U.S.-based financials (albeit with a global reach), which generally have stronger balance sheets and could be positioned to sharply increase dividends and share buybacks in coming years.

Auto companies have also been performing surprisingly well in the U.S. and emerging markets.  While Europe has weighed heavily on industry sales, Europe appears to be decelerating more slowly and could flatten out in the first half of 2013, allowing the strong growth in the rest of the world to shine through.  Pent-up demand (U.S. average auto age is a record 11 years), better access to financing, and underpenetrated emerging markets are likely to contribute to another strong year of growth in auto sales.

We hope for another prosperous year in the Jordan Opportunity Fund, as we are becoming increasingly positive on the prospects for an improving global economy in 2013.  Although we expect periods of volatility in the first half of the year due to uncertainty relating to the fiscal cliff and debt ceiling, we will look to use those periods of market weakness to add to positions as opportunities arise.

Sincerely,

Gerald R. Jordan
President & Portfolio Manager

*Fund performance data quoted represents past performance and is no guarantee of future results.  For additional performance information and related disclosure please refer to the Performance Chart and Analysis section on page 7.

JORDAN OPPORTUNITY FUND
A MESSAGE TO OUR SHAREHOLDERS (Continued)
DECEMBER 31, 2012

The views in this report were those of the Fund manager as of December 31, 2012 and may not reflect his views on the date this report is first published or anytime thereafter.  These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund’s investment parameters are diverse and as such may be subject to different forms of investment risk discussed herein.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility.  The Fund is non-diversified, meaning it may invest its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may use derivatives such as options to increase its exposure to certain securities.  These techniques will result in greater volatility for the Fund, particularly in periods of market declines.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments for complete fund holdings.

The S&P 500® Index is an index of 500 large capitalization companies selected by Standard & Poor Corporation.  One cannot directly invest in an index.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributor.

JORDAN OPPORTUNITY FUND
SECTOR ALLOCATION
DECEMBER 31, 2012 (Unaudited)

Sector Allocation	Percent of Net Assets
Consumer Discretionary	29.8%
Financials	25.3%
Information Technology	21.6%
Energy	10.4%
Money Market Fund	3.5%
Health Care	2.1%
Industrials	2.0%
Materials	1.7%
Options	0.1%
Other Assets in Excess of Liabilities	3.5%
100.0%

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (Unaudited)

As a shareholder of the Jordan Opportunity Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 – December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that redemption be made by wire transfer, a $15.00 fee is currently charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 60 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting,

JORDAN OPPORTUNITY FUND
EXPENSE EXAMPLE (Continued)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (Unaudited)

custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	July 1, 2012 –
	July 1, 2012	December 31, 2012	December 31, 2012*
Actual	$1,000	$1,061	$7.77
Hypothetical (5% return
before expenses)	$1,000	$1,018	$7.61

*
Expenses are equal to the Fund’s expense ratio for the most recent six-month period of 1.50% multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year).

JORDAN OPPORTUNITY FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2012 (Unaudited)

Jordan Opportunity Fund vs. S&P 500® Index

Average Annual Total	One	Five	Ten
Return on 12/31/12	Year	Year	Year
Jordan Opportunity Fund	14.39%	1.68%	10.21%
S&P 500® Index	16.00%	1.66%	7.10%

Cumulative Performance Comparison

The graph and table reflect the change in value of a hypothetical $10,000 investment in the Fund, including reinvestment of dividends and distributions, compared with a broad based securities market index, for 10 years ending December 31, 2012.  The S&P 500® Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance.  Returns include reinvested dividends.  One cannot invest directly in an index.

On January 21, 2005, a limited partnership managed by Hellmann, Jordan Management Co., Inc., the Fund’s sub-adviser, reorganized into the Fund.  This limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund.  The Fund’s performance for periods prior to January 2005 is that of the limited partnership.  The limited partnership’s expenses during the periods presented were higher than the Fund’s expense ratio.  The limited partnership was not registered under the Investment Company Act of 1940 Act (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed

JORDAN OPPORTUNITY FUND
PERFORMANCE CHART AND ANALYSIS (Continued)
DECEMBER 31, 2012

by the 1940 Act and the Internal Revenue Code, which, if applicable, would have adversely affected its performance.

The Fund’s investment parameters are diverse and as such may be subject to different forms of investment risk such as non-diversification risk, concentration risk, small- and medium-sized company risk, interest rate risk, high yield bond and foreign securities risk, and lastly, the Fund may use derivatives such as options to increase its exposure to certain securities.  Please see the prospectus for a more detailed discussion of the risks that may be associated with the Fund.

Performance data quoted represents past performance and is not predictive of future performance.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance shown.  Performance data current to the most recent month end may be obtained by calling (800) 441-7013.

The Fund imposes a 2% redemption fee on shares held less than 60 days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

Shares		Value

COMMON STOCKS – 92.9%

Automobile & Components – 11.8%
11,820	BorgWarner, Inc. (a)	$846,548
162,390	Ford Motor Co.	2,102,951
53,820	General Motors
	Co. (a)	1,551,631
25,380	TRW Automotive
	Holdings Corp. (a)	1,360,622
		5,861,752
Chemicals – 1.7%
10,823	Westlake Chemical
	Corp.	858,264

Commercial Banks – 6.5%
50,710	Citigroup, Inc.	2,006,088
81,307	Fifth Third Bancorp	1,235,053
		3,241,141
Communications Equipment – 4.7%
37,552	QUALCOMM, Inc.	2,328,975
Computers & Peripherals – 3.3%
2,063	Apple, Inc.	1,099,641
9,992	Palo Alto
	Networks, Inc. (a)	534,772
		1,634,413
Consumer Finance – 5.6%
81,370	The Blackstone
	Group L.P.	1,268,558
26,179	Capital One
	Financial Corp.	1,516,549
		2,785,107
Diversified Financial Services – 11.2%
15,580	Goldman Sachs
	Group, Inc.	1,987,386
45,500	JPMorgan
	Chase & Co.	2,000,635
81,500	Morgan Stanley	1,558,280
		5,546,301
Energy Equipment & Services – 3.0%
25,209	ENSCO PLC	1,494,390

Hotels, Restaurants & Leisure – 8.5%
43,016	Marriott
	International, Inc.	1,603,206
28,381	Starwood Hotels
	& Resorts
	Worldwide, Inc.	1,627,933
18,971	Wyndham
	Worldwide Corp.	1,009,447
		4,240,586
Insurance – 1.9%
11,985	ACE Ltd.	956,403

Internet Software & Services – 16.8%
26,122	eBay, Inc. (a)	1,332,744
74,970	Facebook, Inc. (a)	1,996,451
10,350	salesforce.com,
	Inc. (a)	1,739,835
36,870	TripAdvisor, Inc. (a)	1,547,065
12,970	VMware, Inc. (a)	1,220,996
26,700	Yelp, Inc. (a)	503,295
		8,340,386

Manufacturing – 2.0%
11,920	Rockwell
	Automation, Inc.	1,001,161

Media – 6.3%
33,084	Time Warner, Inc.	1,582,407
29,744	Viacom, Inc. (a)	1,568,699
		3,151,106

Oil, Gas &
Consumable Fuels – 7.5%
56,650	Noble Corp.	1,972,553
38,650	Transocean Ltd.	1,725,723
		3,698,276

Pharmaceuticals – 2.1%
29,181	Omnicare, Inc.	1,053,434
TOTAL COMMON STOCKS
(Cost $40,522,288)		46,191,695

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2012

Contracts		Value

(100 shares per contract)

PUT OPTION PURCHASED – 0.1%

Index Option – 0.1%
47	S&P 500 Index,
	Expiration:
	January 2013,
	Exercise Price:
	$1,380	$34,780
TOTAL PUT OPTION
PURCHASED
(Cost $69,702)		34,780

Shares

SHORT-TERM INVESTMENT – 3.5%

Money Market Fund – 3.5%
1,770,872	Invesco Short-Term
Treasury Portfolio –
Institutional Class,
0.02% (b)	1,770,872

TOTAL SHORT-TERM
INVESTMENT
(Cost $1,770,872)	1,770,872

TOTAL INVESTMENTS IN
SECURITIES – 96.5%
(Cost $42,362,862)	47,997,347
Other Assets in Excess
of Liabilities – 3.5%	1,723,075

TOTAL NET
ASSETS – 100.0%	$49,720,422

ADRAmerican Depository Receipt
(a)	Non-income producing security.
(b)	Seven-day yield as of December 31, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2012

ASSETS
Investments in securities, at value (cost $42,362,862)	$47,997,347
Receivables:
Dividends and interest	11,793
Investment securities sold	2,803,450
Fund shares sold	8,020
Prepaid expenses	6,470
Total assets	50,827,080

LIABILITIES
Payables:
Investment securities purchased	992,381
Fund shares redeemed	7,035
Investment advisory fees	42,848
Audit fee	20,050
Administration fee	10,773
Custody fees	1,673
Fund accounting fees	6,632
Transfer agent fees	14,735
Chief Compliance Officer fees	1,865
Other accrued expenses	8,666
Total liabilities	1,106,658

NET ASSETS	$49,720,422

COMPONENTS OF NET ASSETS
Paid-in capital	$61,218,253
Undistributed net investment income	56,497
Accumulated net realized loss on investments and options	(17,188,813)
Net unrealized appreciation on investments and options	5,634,485
Net assets	$49,720,422

NET ASSET VALUE (unlimited shares authorized)
Net assets	$49,720,422
Shares of beneficial interest issued and outstanding	3,788,498
Net asset value, offering and redemption price per share	$13.12

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $9,791)	$1,098,312
Interest	1,338
Total investment income	1,099,650

EXPENSES
Investment advisory fees	659,804
Transfer agent fees	91,626
Administration fees	61,629
Fund accounting fees	39,847
Registration fees	22,911
Audit fees	20,051
Reports to shareholders	14,867
Custody fees	11,576
Chief Compliance Officer fees	11,059
Miscellaneous expenses	10,899
Legal fees	6,709
Trustee fees	3,723
Insurance expense	1,661
Total expenses	956,362
Net investment income	143,288

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS AND OPTIONS
Net realized gain on investments and options	7,682,699
Change in net unrealized appreciation on investments and options	1,381,675
Net realized and unrealized gain on investments and options	9,064,374
Net increase in net assets resulting from operations	$9,207,662

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$143,288	$(363,111)
Net realized gain on investments and options	7,682,699	1,853,745
Change in net unrealized appreciation (depreciation)
on investments and written options	1,381,675	(10,053,049)
Net increase (decrease) in net assets
resulting from operations	9,207,662	(8,562,415)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(86,791)	—
Total distributions	(86,791)	—
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(27,854,270)	(31,169,687)
Total decrease in net assets	(18,733,399)	(39,732,102)
NET ASSETS
Beginning of year	68,453,821	108,185,923
End of year	$49,720,422	$68,453,821
Undistributed net investment income	$56,497	$—

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	December 31, 2012		December 31, 2011
	Shares	Value	Shares	Value
Shares sold	242,813	$3,011,783	1,653,812	$20,735,276
Shares issued
in reinvestment
of distributions	5,887	75,990	—	—
Shares redeemed (b)	(2,415,305)	(30,942,043)	(4,371,116)	(51,904,963)
Net decrease	(2,166,605)	$(27,854,270)	(2,717,304)	$(31,169,687)

(b)	Net of redemption fees of $678 and $15,062, respectively.

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year

	Year Ended December 31,
	2012	2011	2010	2009	2008
Net asset value,
beginning of year	$11.49	$12.47	$10.85	$7.57	$12.11
INCOME FROM
INVESTMENT
OPERATIONS
Net investment income (loss)	0.03 #	(0.05)#	(0.05)	(0.04)	(0.02)
Net realized and unrealized
gain (loss) on investments
and options	1.62	(0.93)	1.67	3.32	(4.53)
Total from investment
operations	1.65	(0.98)	1.62	3.28	(4.55)
LESS DISTRIBUTIONS
From net investment income	(0.02)	—	—	—	—
From net realized gain	—	—	—	—	(0.01)
Return of capital	—	—	—	— *	—
Total distributions	(0.02)	—	—	—	(0.01)
Paid-in capital from
redemption fees (Note 2)	0.00 *	0.00 *	0.00 *	0.00 *	0.02
Net asset value, end of year	$13.12	$11.49	$12.47	$10.85	$7.57
TOTAL RETURN	14.39%	(7.86)%	14.93%	43.39%	(37.44)%
SUPPLEMENTAL DATA
Net assets, end
of year (millions)	$49.7	$68.5	$108.2	$111.3	$67.4
Portfolio turnover rate	191%	234%	246%	336%	352%
Ratio of expenses to
average net assets
Before fees waived and
expenses absorbed	1.45%	1.34%	1.37%	1.42%	1.47%
After fees waived and
expenses absorbed	1.45%	1.34%	1.37%	1.42%	1.41%
Ratio of net investment income
(loss) to average net assets
Before fees waived and
expenses absorbed	0.22%	(0.38)%	(0.41)%	(0.44)%	(0.26)%
After fees waived and
expenses absorbed	0.22%	(0.38)%	(0.41)%	(0.44)%	(0.20)%

*	Less than $0.01 per share.
#	Calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2012

NOTE 1 – ORGANIZATION

Jordan Opportunity Fund (the “Fund”) is a non-diversified series of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company.  Prior to April 30, 2009  the Fund was a series of Forum Funds.  The Fund commenced operations on January 21, 2005.  Prior to the Fund’s inception date, the Fund was organized as a limited partnership managed by Hellman, Jordan Management Co., Inc. (the “Sub-Advisor”).  This limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund.

The investment objective of the Fund is to seek capital appreciation.  The Fund seeks to achieve its objective by investing primarily in publicly traded stocks of U.S. companies irrespective of market capitalization size.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Short-term securities that have a maturity of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2012

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  At December 31, 2012, the Fund did not hold fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. Generally Accepted Accounting Principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2012

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The fund records transfers at the end of each reporting period.  The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012.  See the Schedule of Investments for industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$46,191,695	$—	$—	$46,191,695
Put Option Purchased	—	34,780	—	34,780
Short-Term Investment	1,770,872	—	—	1,770,872
Total Investments in Securities	$47,962,567	$34,780	$—	$47,997,347

There were no transfers into or out of Levels 1, 2 or 3 during the year ended December 31, 2012, for the Fund.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Fund may make substantial use of options, which are derivatives and employ specialized trading techniques such as options trading to increase its exposure to certain selected securities.  The Fund may employ these techniques speculatively to enhance returns and not merely as hedging tools.

Statement of Assets and Liabilities

Fair values of derivative instruments as of December 31, 2012:

	Asset Derivatives		Liability Derivatives as
	as of December 31, 2012		as of December 31, 2012
Hedging	Balance	Fair	Balance	Fair
Instruments	Sheet Location	Value	Sheet Location	Value
Equity Contracts	Investments
in securities,
	at value	$34,780	None	$—
Total		$34,780		$—

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2012

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2012:

Change in
Unrealized
	Location of	Realized	Appreciation
	Gain (Loss)	Gain (Loss)	(Depreciation)
	on Derivatives	on Derivatives	on Derivatives
Hedging	Recognized	Recognized	Recognized
Instruments	in Income	in Income	in Income
Equity Contracts	Net realized	$(1,459,187)	$13,033
and unrealized
gain (loss) on
investments
and options

B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At December 31, 2012, the Fund had no post October losses.

At December 31, 2012, the Fund had capital loss carryforwards available for federal income tax purposes as follows:

Expiration	Amount
December 31, 2016	$4,678,354
December 31, 2017	$12,301,771
$16,980,125

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2012

concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in the Fund’s 2012 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income, if any, are declared and paid quarterly.  Capital gains on securities, if any, are declared and paid at least on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Options Contracts.  The Fund may purchase call options on securities and indices.  As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.  If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  The Fund may write (sell) call options on securities and indices.  When the Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2012

premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than 60 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended December 31, 2012, the Fund increased accumulated net realized loss on investments and options by $3,908 and increased paid-in capital by $3,908.

J.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Fund has determined that there was no subsequent event that would need to be disclosed in the Fund’s financial statements.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2012

K.
Recent Accounting Pronouncement.  In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Windowpane Advisors, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the year ended December 31, 2012 the Fund incurred $659,804 in advisory fees.

Hellman, Jordan Management Co. is the sub-advisor to the Fund.  The sub-advisory fee, calculated as a percentage of the Fund’s average net assets, is paid by the Advisor.

The Advisor and Sub-advisor may voluntarily waive their fees to the extent necessary to limit the Fund’s expenses to 2.00%.  Voluntary waivers of fees and expense reimbursements may be reduced or eliminated at anytime.  For the year ended December 31, 2012, no fees were waived.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative services for the Fund.  USBFS also serves as the Fund’s fund accountant and transfer agent.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund.  Fees paid by the Fund for Administration and Chief Compliance Officer services for the period ended December 31, 2012 are disclosed in the statements of operations.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2012

Quasar Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.   U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2012, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $110,885,647 and $136,815,055, respectively.

There were no purchases or sales of long-term U.S. Government securities for the year ended December 31, 2012.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended December 31, 2012 was as follows:

Distributions paid from:	December 31, 2012
Ordinary income	$86,791
Long-term capital gain	—
$86,791

There were no distributions for the year ended December 31, 2011.

As of December 31, 2012, the components of the distributable earning on a tax basis were as follows:

Cost of investments	$42,571,550
Gross tax unrealized appreciation	5,812,349
Gross tax unrealized depreciation	(386,552)
Net tax unrealized appreciation	5,425,797
Undistributed ordinary income	56,497
Undistributed long-term capital gain	—
Total distributable earnings	5,482,294
Other accumulated losses	(16,980,125)
Total accumulated gains (losses)	$(11,497,831)

At December 31, 2012, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax treatment of wash sales and mark to market adjustments of options.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Professionally Managed Portfolios
and Shareholders Jordan Opportunity Fund

We have audited the accompanying statement of assets and liabilities of the Jordan Opportunity Fund (the “Fund”), a series of Professionally Managed Portfolios, including the schedule of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the year ended December 31, 2008 were audited by other auditors whose report dated February 25, 2009 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jordan Opportunity Fund as of December 31, 2012, and the results of its operations for the year ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 25, 2013

JORDAN OPPORTUNITY FUND
ADVISORY AGREEMENTS
(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT

At a meeting held on August 13 and 14, 2012, the Board (which was comprised of four persons who are Independent Trustees as defined under the Investment Company Act and one Interested Trustee) considered and approved the continuance of the Advisory Agreement for the Jordan Opportunity Fund (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”) with Windowpane Advisors, L.L.C. (the “Advisor”) and the Sub-Advisory Agreement with Hellman, Jordan Management Co., Inc (the “Sub-Advisor”) for another annual term.  At this meeting and at a prior meeting held on May 14 and 15, 2012, the Board received and reviewed substantial information regarding the Fund, the Advisor and Sub-Advisor and the services provided by the Advisor and Sub-Adviser to the Fund under the Advisory Agreement and Sub-Advisory Agreement, respectively (together, the “Advisory Agreements”).  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor and Sub-Advisor under the Advisory Agreements.  The Board considered the Advisor’s and Sub-Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor and Sub-Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structures of the Advisor and Sub-Advisor, including information regarding their compliance programs, chief compliance officers and the Advisor’s and Sub-Advisor’s compliance records, the Advisor’s and Sub-Advisor’s disaster recovery plans, and the Advisor’s and Sub-Advisor’s business continuity plans.  The Board also considered the prior relationship between the Advisor and Sub-Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s and Sub-Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor and Sub-Advisor in person to discuss various marketing and compliance topics, including the Advisor’s and Sub-Advisor’s diligence in risk oversight.  The Board concluded that the Advisor and Sub-Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their

JORDAN OPPORTUNITY FUND
ADVISORY AGREEMENTS (Continued)
(Unaudited)

duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
The Fund’s historical year-to-date performance and the overall performance of the Advisor and Sub-Advisor.  In assessing the quality of the portfolio management delivered by the Advisor and Sub-Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications.

The Board noted that the Fund underperformed its peer group median for the year-to-date, one-year, and three-year time periods and outperformed its peer group median for the five-year and ten-year time periods.

The Board noted that the Advisor provided no other advisory services other than to the Fund.  The Board considered any differences of performance between similarly managed accounts of the Sub-Advisor and the performance of the Fund and found the differences to be reasonable.

3.
The costs of the services to be provided by the Advisor and the Sub-Advisor and the structure of the Advisory fees under the Advisory Agreements.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Sub-Advisor, as well as expense waivers and reimbursements.

The Board noted that both the Fund’s contractual advisory fees and net expense ratio were above those of its peer group median.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

The Board noted that the Advisor provided no other advisory services other than to the Fund.  The Board took into consideration the services the Sub-Advisor provided to its institutional and separately managed account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Board found that the fees charged to the Fund were in line with the fees charged by the Sub-Advisor to its other investment management and separately managed account clients.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized as the assets of the Fund grow.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but would revisit this issue in the future as circumstances changed and asset levels increased.

JORDAN OPPORTUNITY FUND
ADVISORY AGREEMENTS (Continued)
(Unaudited)

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund.  The Board reviewed the Advisor’s and Sub-Advisor’s financial information and took into account both the direct benefits and indirect benefits to the Advisor and Sub-Advisor from advising the Fund.  The Board considered the profitability to the Advisor and Sub-Advisor from their relationship with the Fund and considered any additional benefits derived by the Sub-Advisor from its relationship with the Fund, particularly benefits received in exchange for “soft dollars”.  After such review, the Board determined that the profitability to the Advisor and the Sub-Advisor with respect to the Advisory Agreements was not excessive, and that the Advisor and the Sub-Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor and the Sub-Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements would be in the best interest of the Fund and its shareholders.

JORDAN OPPORTUNITY FUND
TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth, position with the Trust, term of office with the Trust and length of time served, their principal occupation for the past five years and other directorships are set forth below.

Number
of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex(2)	Directorships
	with	Length	Occupation	Overseen	Held During
Name, Age	the	of Time	During Past	by	Past Five
and Address	Trust(1)	Served	Five Years	Trustees	Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	President, Talon	1	Trustee, PNC
(born 1943)	and	Term;	Industries, Inc.		Funds, Inc.
c/o U.S. Bancorp	Trustee	Since	(administrative,
Fund Services, LLC		May	management and
2020 E. Financial Way		1991.	business consulting);
Suite 100			formerly, Executive
Glendora, CA 91741			Vice President and
Chief Operating
Officer, Integrated
Asset Management
(investment advisor
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

JORDAN OPPORTUNITY FUND
TRUSTEES AND EXECUTIVE OFFICERS (Continued)
(Unaudited)

Number
of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex(2)	Directorships
	with	Length	Occupation	Overseen	Held During
Name, Age	the	of Time	During Past	by	Past Five
and Address	Trust(1)	Served	Five Years	Trustees	Years

Wallace L. Cook	Trustee	Indefinite	Investment Consultant;	1	The Dana
(born 1939)		Term;	formerly, Chief		Foundation;
c/o U.S. Bancorp		Since	Executive Officer,		The Univ. of
Fund Services, LLC		May	Rockefeller Trust Co.,		Virginia Law
2020 E. Financial Way		1991.	(prior thereto Senior		School Fdn.
Suite 100			Vice President), and
Glendora, CA 91741			Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

Carl A. Froebel	Trustee	Indefinite	Formerly President	1	None.
(born 1938)		Term;	and Founder, National
c/o U.S. Bancorp		Since	Investor Data Services,
Fund Services, LLC		May	Inc. (investment
2020 E. Financial Way		1991.	related computer
Suite 100			software).
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	1	Independent
(born 1950)		Term;	July 2001; formerly,		Trustee, The
c/o U.S. Bancorp		Since	Executive Vice		Funds; Trustee,
Fund Services, LLC		May	President, Investment		Managers AMG
2020 E. Financial Way		1991.	Company		Funds, Aston
Suite 100			Administration, LLC		Funds;
Glendora, CA 91741			(mutual fund		Advisory Board
			administrator).		Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel.

JORDAN OPPORTUNITY FUND
TRUSTEES AND EXECUTIVE OFFICERS (Continued)
(Unaudited)

Number
of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex(2)	Directorships
	with	Length	Occupation	Overseen	Held During
Name, Age	the	of Time	During Past	by	Past Five
and Address	Trust(1)	Served	Five Years	Trustees	Years

Interested Trustee and Officers of the Trust

Eric W. Falkeis(3)	President	Indefinite	Senior Vice President,	1	None.
(born 1973)		Term;	and Chief Financial
c/o U.S. Bancorp		Since	Officer (and other
Fund Services, LLC		January	positions), U.S. Bancorp
615 East Michigan St.		2011.	Fund Services, LLC,
Milwaukee, WI 53202	Trustee	Indefinite	since 1997.
Term;
Since
September
2011.

Patrick J. Rudnick	Treasurer	Indefinite	Vice President,	Not	Not
(born 1973)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		November	LLC, since 2006;
615 East Michigan St.		2009.	formerly, Manager,
Milwaukee, WI 53202			PricewaterhouseCoopers
LLP (1999-2006).

Elaine E. Richards	Secretary	Indefinite	Vice President and	Not	Not
(born 1968)		Term;	Legal Compliance	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Officer, U.S. Bancorp
Fund Services, LLC		February	Fund Services, LLC,
2020 E. Financial Way		2008.	since July 2007.
Suite 100
Glendora, CA 91741

JORDAN OPPORTUNITY FUND
TRUSTEES AND EXECUTIVE OFFICERS (Continued)
(Unaudited)

Number
of
		Term of		Portfolios
		Office	in Fund	Other
	Position	and	Principal	Complex(2)	Directorships
	with	Length	Occupation	Overseen	Held During
Name, Age	the	of Time	During Past	by	Past Five
and Address	Trust(1)	Served	Five Years	Trustees	Years

Donna Barrette	Chief	Indefinite	Senior Vice President	Not	Not
(born 1966)	Compliance	Term;	and Compliance	Applicable.	Applicable.
c/o U.S. Bancorp	Officer	Since	Officer, U.S. Bancorp
Fund Services, LLC		July	Fund Services, LLC
615 East Michigan St.		2011.	since August 2004.

Milwaukee, WI 53202	Anti-Money	Indefinite
	Laundering	Term;
	Officer	Since
	Vice	July
2011.

	President	Indefinite
Term;
Since
July
2011.

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust, for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

(3)
Mr. Falkeis is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Falkeis is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

JORDAN OPPORTUNITY FUND

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the fiscal year ended December 31, 2012, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from net investment income designated as qualified dividend income was 100%.

For corporate shareholders in the Jordan Opportunity Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2012 was 100%.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 441-7013.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the 12 months ending June 30 is available without charge, upon request, by calling (800) 441-7013 or through the SEC’s website at www.sec.gov.

In addition, the Fund’s Adviser makes publicly available, on a quarterly basis, information regarding the Fund’s top ten holdings (including name and percentage of the Fund’s assets invested in each such 34 holding) and the percentage breakdown of the Fund’s investments by country, sector and industry, as applicable. This holdings information is made available through the Fund or Adviser’s website, marketing communications (including printed advertisements and sales literature), and/or the Fund’s Transfer Agent telephone customer service center that supports the Fund. This quarterly holdings information is released within 15 days after the quarter end. Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website. In addition, the Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling (800) 441-7013.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

JORDAN OPPORTUNITY FUND

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will start reducing the number of duplicate prospectuses, supplements, Annual and Semi-Annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at (800) 441-7013 to request individual copies of these documents or if your shares are held through a Financial Intermediary please contact them directly.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 441-7013. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s website at www.jordanopportunity.com.

PRIVACY POLICY

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Investment Adviser
Windowpane Advisors, LLC
550 West C Street, Suite 960
San Diego, California 92101

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103-3638

Legal Counsel
Paul Hastings LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Jordan Opportunity Fund
c/o U.S. Bancorp Fund
  Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-800-441-7013
www.jordanopportunity.com

Custodian
U.S. Bank, National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
(800) 441-7013

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Jordan Opportunity Fund Symbol – JORDXCUSIP – 742935182

Copyright © 2012 Jordan Opportunity Fund, JORDX December 31, 2012 Annual Report

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President and Treasurer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that each member of the Trust’s audit committee is financially literate and independent.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2012	FYE 12/31/2011
Audit Fees	$17,500	$17,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,400
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2012	FYE 12/31/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2012	FYE 12/31/2011
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date  2/26/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date  2/26/2013

By (Signature and Title)*   /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date  2/26/2013

* Print the name and title of each signing officer under his or her signature.